MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 50.7%
123,151	Communication Services Select Sector SPDR Fund	$ 7,664,918
24,588	Consumer Discretionary Select Sector SPDR Fund	3,727,787
46,389	Consumer Staples Select Sector SPDR Fund	3,371,089
112,436	Financial Select Sector SPDR Fund	3,570,967
53,586	Health Care Select Sector SPDR Fund	6,849,898
36,187	Industrial Select Sector SPDR Fund	3,504,711
96,213	Real Estate Select Sector SPDR Fund	3,467,517
24,044	Technology Select Sector SPDR Fund	3,949,948
		36,106,835
	FIXED INCOME - 49.2%
354,842	iShares Core U.S. Aggregate Bond ETF	34,976,776

	TOTAL EXCHANGE-TRADED FUNDS (Cost $71,333,659)	71,083,611

	TOTAL INVESTMENTS - 99.9% (Cost $71,333,659)	$ 71,083,611
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	48,911
	NET ASSETS - 100.0%	$ 71,132,522

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt